Earnings Per Share (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Net income/(loss) attributable to NRG Energy, Inc.	$ (109)	$ (55)	$ 621	$ (260)	$ (15)	$ 223	$ 211	$ 58	$ 197	$ 477	$ 942
Preferred stock dividends									(9)	(9)	(33)
Income Available for Common Stockholders									188	468	909
Denominator:
Weighted average number of common shares outstanding (in shares)	229	240	243	247	248	252	255	254	240	252	246
Basic earnings per share:
Net income attributable to NRG Energy, Inc.	$ (0.48)	$ (0.24)	$ 2.54	$ (1.06)	$ (0.07)	$ 0.88	$ 0.82	$ 0.22	$ 0.78	$ 1.86	$ 3.70
Numerator:
Add preferred stock dividends for dilutive preferred stock									0	0	23
Net income attributable to NRG Energy, Inc. available to common stockholders									$ 188	$ 468	$ 932
Denominator:
Incremental shares attributable to the issuance of equity compensation (treasury stock method) (in shares)									1	1	1
Incremental shares attributable to the assumed conversion features of outstanding preferred stock (if-converted method) (in shares)									0	1	24
Total dilutive shares (in shares)	229	240	244	247	248	253	256	257	241	254	271
Diluted earnings per share:
Net income attributable to NRG Energy, Inc.	$ (0.48)	$ (0.24)	$ 2.53	$ (1.06)	$ (0.07)	$ 0.87	$ 0.81	$ 0.22	$ 0.78	$ 1.84	$ 3.44
Antidilutive securities excluded from computation of earnings per share
Equity instruments not included in the computation of diluted earnings per share (in shares)									23	22	22
Equity compensation - NQSO's and PU's
Antidilutive securities excluded from computation of earnings per share
Equity instruments not included in the computation of diluted earnings per share (in shares)									7	6	6
Embedded derivative of 3.625% redeemable perpetual preferred stock
Antidilutive securities excluded from computation of earnings per share
Equity instruments not included in the computation of diluted earnings per share (in shares)									16	16	16